Major Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation and Consolidation Principles
Basis of Presentation and Consolidation Principles
The accompanying consolidated financial statements of Air Products and Chemicals, Inc. were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Air Products and Chemicals, Inc. and those of its controlled subsidiaries (“we,” “our,” “us,” the “Company,” “Air Products,” or “registrant”), which are generally majority owned. Intercompany transactions and balances are eliminated in consolidation.
We consolidate all entities that we control. The general condition for control is ownership of a majority of the voting interests of an entity. Control may also exist in arrangements where we are the primary beneficiary of a variable interest entity (VIE). An entity that has both the power to direct the activities that most significantly impact the economic performance of a VIE and the obligation to absorb the losses or receive the benefits significant to the VIE is considered the primary beneficiary of that entity. We have determined that we are not a primary beneficiary in any material VIE.

Reclassifications
Reclassifications
Certain financial information and footnotes have been recast from the Company’s Form 10-K dated 21 November 2016 to present our former Material Technologies segment, which contained the Electronic Materials Division (EMD) and Performance Materials Division (PMD), as discontinued operations. Refer to Note 3, Materials Technologies Separation, for additional details on the disposition of these businesses subsequent to fiscal year 2016. The results of operations and cash flows of these businesses have been removed from the results of continuing operations and segment results for all periods presented. The assets and liabilities of the discontinued operations have been reclassified and are segregated in the consolidated balance sheets. The comprehensive income related to these businesses has not been segregated and is included in the Consolidated Comprehensive Income Statement for all periods presented. The Notes to the Consolidated Financial Statements have been recast on a continuing operations basis, unless otherwise indicated as "total company". The term "total company" includes both continuing and discontinued operations.
The consolidated financial statements and accompanying notes reflect accounting guidance that was adopted during and subsequent to fiscal year 2016. Refer to Note 2, New Accounting Guidance, for additional information. Certain prior year information has been reclassified to conform to the fiscal year 2017 presentation.

Estimates and Assumptions
Estimates and Assumptions
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
Revenue from product sales is recognized as risk and title to the product transfer to the customer (which generally occurs at the time shipment is made), the sales price is fixed or determinable, and collectability is reasonably assured. Sales returns and allowances are not a business practice in the industry.
Revenue from equipment sale contracts is recorded primarily using the percentage-of-completion method. Under this method, revenue from the sale of major equipment, such as liquefied natural gas (LNG) heat exchangers and large air separation units, is recognized based on labor hours or costs incurred to date compared with total estimated labor hours or costs to be incurred. When adjustments in estimated total contract revenues or estimated total costs or labor hours are required, any changes in the estimated profit from prior estimates are recognized in the current period for the inception-to-date effect of such change. Changes in estimates on projects accounted for under the percentage-of-completion method favorably impacted operating income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. Our changes in estimates would not have significantly impacted amounts recorded in prior years. Changes in estimates during fiscal years 2015 and 2014 were not significant.
Certain contracts associated with facilities that are built to provide product to a specific customer are required to be accounted for as leases. In cases where operating lease treatment is necessary, there is no difference in revenue recognition over the life of the contract as compared to accounting for the contract as product sales. In cases where capital lease treatment is necessary, the timing of revenue and expense recognition is impacted. Revenue and expense are recognized up front for the sale of equipment component of the contract as compared to revenue recognition over the life of the arrangement under contracts not qualifying as capital leases. Additionally, a portion of the revenue representing interest income from the financing component of the lease receivable is reflected as sales over the life of the contract. Allowances for credit losses associated with capital lease receivables are recorded using the specific identification method. As of 30 September 2016 and 2015, the credit quality of capital lease receivables did not require an allowance for credit losses.
If an arrangement involves multiple deliverables, the delivered items are considered separate units of accounting if the items have value on a stand-alone basis. Revenues are allocated to each deliverable based upon relative selling prices derived from company specific evidence.
Amounts billed for shipping and handling fees are classified as sales in the consolidated income statements.
Amounts billed for sales and use taxes, value-added taxes, and certain excise and other specific transactional taxes imposed on revenue-producing transactions are presented on a net basis and excluded from sales in the consolidated income statements. We record a liability until remitted to the respective taxing authority.

Cost of Sales
Cost of Sales
Cost of sales predominantly represents the cost of tangible products sold. These costs include labor, raw materials, plant engineering, power, depreciation, production supplies and materials packaging costs, and maintenance costs. Costs incurred for shipping and handling are also included in cost of sales.

Depreciation
Depreciation
Depreciation is recorded using the straight-line method, which deducts equal amounts of the cost of each asset from earnings every year over its expected economic useful life. The principal lives for major classes of plant and equipment are summarized in Note 9, Plant and Equipment, net.

Selling and Administrative	Selling and Administrative The principal components of selling and administrative expenses are compensation, advertising, and promotional costs.
Postemployment Benefits
Postemployment Benefits
We provide termination benefits to employees as part of ongoing benefit arrangements and record a liability for termination benefits when probable and estimable. These criteria are met when management, with the appropriate level of authority, approves and commits to its plan of action for termination; the plan identifies the employees to be terminated and their related benefits; and the plan is to be completed within one year. We do not provide one-time benefit arrangements of significance.

Fair Value Measurements
Fair Value Measurements
We are required to measure certain assets and liabilities at fair value, either upon initial measurement or for subsequent accounting or reporting. For example, fair value is used in the initial measurement of net assets acquired in a business combination; on a recurring basis in the measurement of derivative financial instruments; and on a nonrecurring basis when long-lived assets are written down to fair value when held for sale or determined to be impaired. Refer to Note 14, Fair Value Measurements, for information on the methods and assumptions used in our fair value measurements.

Financial Instruments
Financial Instruments
We address certain financial exposures through a controlled program of risk management that includes the use of derivative financial instruments. The types of derivative financial instruments permitted for such risk management programs are specified in policies set by management. Refer to Note 13, Financial Instruments, for further detail on the types and use of derivative instruments into which we enter.
Major financial institutions are counterparties to all of these derivative contracts. We have established counterparty credit guidelines and generally enter into transactions with financial institutions of investment grade or better. Management believes the risk of incurring losses related to credit risk is remote, and any losses would be immaterial to the consolidated financial results, financial condition, or liquidity.
We recognize derivatives on the balance sheet at fair value. On the date the derivative instrument is entered into, we generally designate the derivative as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), (2) a hedge of a net investment in a foreign operation (net investment hedge), or (3) a hedge of the fair value of a recognized asset or liability (fair value hedge).
The following details the accounting treatment of our cash flow, fair value, net investment, and non-designated hedges:

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Changes in the fair value of a derivative that is designated as and meets the cash flow hedge criteria are recorded in Accumulated other comprehensive loss (AOCL) to the extent effective and then recognized in earnings when the hedged items affect earnings.

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Changes in the fair value of a derivative that is designated as and meets all the required criteria for a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

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Changes in the fair value of a derivative and foreign currency debt that are designated as and meet all the required criteria for a hedge of a net investment are recorded as translation adjustments in AOCL.

•	Changes in the fair value of a derivative that is not designated as a hedge are recorded immediately in earnings.
We formally document the relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes relating derivatives that are designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also formally assess, at the inception of the hedge and on an ongoing basis, whether derivatives are highly effective in offsetting changes in fair values or cash flows of the hedged item. If it is determined that a derivative is not highly effective as a hedge, or if a derivative ceases to be a highly effective hedge, we will discontinue hedge accounting with respect to that derivative prospectively.

Foreign Currency
Foreign Currency
Since we do business in many foreign countries, fluctuations in currency exchange rates affect our financial position and results of operations.
In most of our foreign operations, the local currency is considered the functional currency. Foreign subsidiaries translate their assets and liabilities into U.S. dollars at current exchange rates in effect at the end of the fiscal period. The gains or losses that result from this process are shown as translation adjustments in AOCL in the equity section of the balance sheet.
The revenue and expense accounts of foreign subsidiaries are translated into U.S. dollars at the average exchange rates that prevail during the period. Therefore, the U.S. dollar value of these items on the income statement fluctuates from period to period, depending on the value of the dollar against foreign currencies. Some transactions are made in currencies different from an entity’s functional currency. Gains and losses from these foreign currency transactions are generally included in other income (expense), net on our consolidated income statements as they occur.

Environmental Expenditures
Environmental Expenditures
Accruals for environmental loss contingencies are recorded when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Remediation costs are capitalized if the costs improve the Company’s property as compared with the condition of the property when originally constructed or acquired, or if the costs prevent environmental contamination from future operations. We expense environmental costs related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible. The amounts charged to income from continuing operations related to environmental matters totaled $12.2 in fiscal 2016, $11.8 in 2015, and $19.8 in 2014.
The measurement of environmental liabilities is based on an evaluation of currently available information with respect to each individual site and considers factors such as existing technology, presently enacted laws and regulations, and prior experience in remediation of contaminated sites. An environmental liability related to cleanup of a contaminated site might include, for example, a provision for one or more of the following types of costs: site investigation and testing costs, cleanup costs, costs related to soil and water contamination resulting from tank ruptures, post-remediation monitoring costs, and outside legal fees. These liabilities include costs related to other potentially responsible parties to the extent that we have reason to believe such parties will not fully pay their proportionate share. They do not take into account any claims for recoveries from insurance or other parties and are not discounted.
As assessments and remediation progress at individual sites, the amount of projected cost is reviewed, and the liability is adjusted to reflect additional technical and legal information that becomes available. Management has an established process in place to identify and monitor the Company’s environmental exposures. An environmental accrual analysis is prepared and maintained that lists all environmental loss contingencies, even where an accrual has not been established. This analysis assists in monitoring the Company’s overall environmental exposure and serves as a tool to facilitate ongoing communication among the Company’s technical experts, environmental managers, environmental lawyers, and financial management to ensure that required accruals are recorded and potential exposures disclosed.
Given inherent uncertainties in evaluating environmental exposures, actual costs to be incurred at identified sites in future periods may vary from the estimates. Refer to Note 17, Commitments and Contingencies, for additional information on the Company’s environmental loss contingencies.
The accruals for environmental liabilities are reflected in the consolidated balance sheets, primarily as part of other noncurrent liabilities.

Litigation
Litigation
In the normal course of business, we are involved in legal proceedings. We accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency includes estimates of potential damages and other directly related costs expected to be incurred. Refer to Note 17, Commitments and Contingencies, for additional information on our current legal proceedings.

Share-Based Compensation
Share-Based Compensation
We have various share-based compensation programs, which include deferred stock units, stock options, and restricted stock. We expense the grant-date fair value of these awards over the vesting period during which employees perform related services. Expense recognition is accelerated for retirement-eligible individuals who would meet the requirements for vesting of awards upon their retirement. We utilize a Black Scholes model to value stock option awards. The grant-date fair value of the deferred stock units tied to a market condition is estimated using a Monte Carlo simulation model.

Income Taxes
Income Taxes
We account for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be recovered or settled. A principal temporary difference results from the excess of tax depreciation over book depreciation because accelerated methods of depreciation and shorter useful lives are used for income tax purposes. The cumulative impact of a change in tax rates or regulations is included in income tax expense in the period that includes the enactment date. We recognize deferred tax assets net of existing valuation allowance to the extent we believe that these assets are more likely than not to be realized considering all available evidence.
A tax benefit for an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination based on its technical merits. This position is measured as the largest amount of tax benefit that is greater than 50% likely of being realized. Interest and penalties related to unrecognized tax benefits are recognized as a component of income tax expense. For additional information regarding our income taxes, refer to Note 23, Income Taxes.

Cash and Cash Items	Cash and Cash Items Cash and cash items include cash, time deposits, and certificates of deposit acquired with an original maturity of three months or less.
Trade Receivables,net
Trade Receivables, net
Trade receivables comprise amounts owed to us through our operating activities and are presented net of allowances for doubtful accounts. The allowances for doubtful accounts represent estimated uncollectible receivables associated with potential customer defaults on contractual obligations. A provision for customer defaults is made on a general formula basis when it is determined that the risk of some default is probable and estimable but cannot yet be associated with specific customers. The assessment of the likelihood of customer defaults is based on various factors, including the length of time the receivables are past due, historical experience, and existing economic conditions. The allowance also includes amounts for certain customers where a risk of default has been specifically identified, considering factors such as the financial condition of the customer and customer disputes over contractual terms and conditions. Allowance for doubtful accounts were $55.3 and $47.9 as of fiscal year end 30 September 2016 and 2015, respectively. Provisions to the allowance for doubtful accounts charged against income were $21.8, $25.9 and $15.9 in 2016, 2015, and 2014, respectively.

Inventories
Inventories
Inventories are stated at the lower of cost or market. We write down our inventories for estimated obsolescence or unmarketable inventory based upon assumptions about future demand and market conditions.
We utilize the last-in, first-out (LIFO) method for determining the cost of inventories in the United States for the Industrial Gases regional and global segments. Inventories for these segments outside of the United States are accounted for on the first-in, first-out (FIFO) method, as the LIFO method is not generally permitted in the foreign jurisdictions where these segments operate. At the business segment level, inventories are recorded at FIFO and the LIFO pool adjustments are not allocated to the business segments.

Equity Investments
Equity Investments
The equity method of accounting is used when we exercise significant influence but do not have operating control, generally assumed to be 20% – 50% ownership. Under the equity method, original investments are recorded at cost and adjusted by our share of undistributed earnings or losses of these companies. Equity investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable.

Plant and Equipment
Plant and Equipment
Plant and equipment is stated at cost less accumulated depreciation. Construction costs, labor, and applicable overhead related to installations are capitalized. Expenditures for additions and improvements that extend the lives or increase the capacity of plant assets are capitalized. The costs of maintenance and repairs of plant and equipment are charged to expense as incurred.
Fully depreciated assets are retained in the gross plant and equipment and accumulated depreciation accounts until they are removed from service. In the case of disposals, assets and related depreciation are removed from the accounts, and the net amounts, less proceeds from disposal, are included in income. Refer to Note 9, Plant and Equipment, net, for further detail.

Computer Software
Computer Software
We capitalize costs incurred to purchase or develop software for internal use. Capitalized costs include purchased computer software packages, payments to vendors/consultants for development and implementation or modification to a purchased package to meet our requirements, payroll and related costs for employees directly involved in development, and interest incurred while software is being developed. Capitalized computer software costs are included in the balance sheet classification plant and equipment, net and depreciated over the estimated useful life of the software, generally a period of three to ten years.

Capitalized Interest
Capitalized Interest
As we build new plant and equipment, we include in the cost of these assets a portion of the interest payments we make during the year. The amount of capitalized interest was $32.7, $49.1, and $33.0 in 2016, 2015, and 2014, respectively.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets are grouped for impairment testing at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other assets and liabilities and are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. We assess recoverability by comparing the carrying amount of the asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If an asset group is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset group’s carrying amount exceeds its fair value. Long-lived assets to be sold are reported at the lower of carrying amount or fair value less cost to sell.

Asset Retirement Obligations
Asset Retirement Obligations
The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The fair value of the liability is measured using discounted estimated cash flows and is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. Our asset retirement obligations are primarily associated with on-site long-term supply contracts, under which we have built a facility on land owned by the customer and are obligated to remove the facility at the end of the contract term. Our asset retirement obligations totaled $119.9 and $109.4 at 30 September 2016 and 2015, respectively.

Goodwill
Goodwill
Business combinations are accounted for using the acquisition method. The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair market values. Any excess purchase price over the fair market value of the net assets acquired, including identified intangibles, is recorded as goodwill. Preliminary purchase price allocations are made at the date of acquisition and finalized when information needed to affirm underlying estimates is obtained, within a maximum allocation period of one year.
Goodwill is subject to impairment testing at least annually. In addition, goodwill is tested more frequently if a change in circumstances or the occurrence of events indicates that potential impairment exists. Refer to Note 10, Goodwill, for further detail.

Intangible Assets
Intangible Assets
Intangible assets with determinable lives primarily consist of customer relationships, purchased patents and technology, and land use rights. The cost of intangible assets with determinable lives is amortized on a straight-line basis over the estimated period of economic benefit. No residual value is estimated for these intangible assets. Indefinite-lived intangible assets consist of trade names and trademarks. Indefinite-lived intangibles are subject to impairment testing at least annually. In addition, intangible assets are tested more frequently if a change in circumstances or the occurrence of events indicates that potential impairment exists.
Customer relationships are generally amortized over periods of five to twenty-five years. Purchased patents and technology and other are generally amortized over periods of five to fifteen years. Land use rights, which are included in other intangibles, are generally amortized over a period of fifty years. Amortizable lives are adjusted whenever there is a change in the estimated period of economic benefit. Refer to Note 11, Intangible Assets, for further detail.

Retirement Benefits
Retirement Benefits
The cost of pension benefits is recognized over the employees’ service period. We are required to use actuarial methods and assumptions in the valuation of defined benefit obligations and the determination of expense. Differences between actual and expected results or changes in the value of obligations and plan assets are not recognized in earnings as they occur but, rather, systematically and gradually over subsequent periods. Refer to Note 16, Retirement Benefits, for disclosures related to our pension and other postretirement benefits.